CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 13,338	$ 11,732
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,464	1,461
Accretion of building grant	(3)	0
Net amortization of purchase accounting adjustments	34	37
Net amortization of securities	100	815
Net realized loss on sale of securities	1,537	1,066
Proceeds from sale of loans in secondary market	7,831	18,972
Loans disbursed for sale in secondary market	(7,134)	(18,118)
Amortization of mortgage servicing rights	71	103
Recovery of mortgage servicing rights	0	(11)
Gain on sale of loans	(768)	(946)
Amortization of intangible assets	35	48
Amortization of certificates of deposit premiums	22	0
Deferred tax (benefit) expense	288	(130)
Provision for loan losses	(32)	(419)
Contribution of common stock to ESOP	575	0
Earnings on bank owned life insurance and annuity assets	(883)	(904)
Change in accrued interest receivable	(417)	624
Change in other liabilities	1,223	(113)
Change in other assets	(1,291)	(1,030)
Net cash provided by operating activities	15,990	13,187
Cash flows from investing activities:
Proceeds from sales of securities available for sale	10,963	47,666
Proceeds from maturities and paydowns of securities available for sale	27,524	41,301
Purchases of securities available for sale	(66,821)	(157,686)
Proceeds from calls and maturities of securities held to maturity	1,044	3,700
Purchases of securities held to maturity	0	(4,001)
Proceeds from maturities of certificates of deposit in financial institutions	445	935
Purchases of certificates of deposit in financial institutions	0	(764)
Redemptions of restricted investments in bank stocks	1,312	241
Net change in loans	(55,028)	17,181
Purchases of premises and equipment	(1,988)	(1,085)
Disposals of premises and equipment	420	486
Proceeds from building grant	200	0
Proceeds from bank owned life insurance	0	172
Purchases of bank owned life insurance and annuity assets	(1,463)	(550)
Net cash (used in) investing activities	(83,392)	(52,404)
Cash flows from financing activities:
Change in deposits	(32,253)	66,169
Cash dividends	(4,720)	(4,018)
Purchases of treasury stock	0	(954)
Proceeds from Federal Home Loan Bank borrowings	2	600
Repayment of Federal Home Loan Bank borrowings	(1,909)	(7,789)
Change in other short-term borrowings	238	(1,060)
Net cash provided by (used in) by financing activities	(38,642)	52,948
Cash and cash equivalents:
Change in cash and cash equivalents	(106,044)	13,731
Cash and cash equivalents at beginning of year	152,034	138,303
Cash and cash equivalents at end of year	45,990	152,034
Supplemental disclosure:
Cash paid for interest	2,845	4,360
Cash paid for income taxes	1,975	2,800
Transfers from loans to other real estate owned	0	15
Operating lease liability arising from obtaining right-of-use asset	$ 108	$ 570